UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F


   Report for the Calendar Year or Quarter Ended:  March 31, 2006

   Check here if Amendment [   ]    Amendment Number:  _________

   Institutional Investment Manager Filing this Report:

   Name:      Ascend Capital Limited Partnership
   Address:   600 Montgomery Street, 37th Floor, San Francisco, CA 94111

   Form 13F File Number: 028-11218

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:      Benjamin D. Slavet
   Title:     Chief Financial Officer
   Phone:     415-217-8304

   Signature, Place, and Date of Signing:

   /s/ Benjamin D. Slavet    San Francisco, California   May 15, 2006
   -----------------------  --------------------------  ---------------
        [Signature]               [City, State]              [Date]

   Report Type:

        [ ]   13F HOLDINGS REPORT

        [X]   13F NOTICE

        [ ]   13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager:
   Form 13F File Number  Name
   028-10128             Ascend Capital, LLC